Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation

The accompanying unaudited condensed interim consolidated financial statements and related notes should be read in conjunction with the Company’s consolidated financial statements and related notes included in the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2025, which was filed with the SEC on February 26, 2026. The unaudited condensed interim consolidated financial statements have been prepared in accordance with the rules and regulations of the SEC related to interim financial statements. As permitted under those rules, certain information and footnote disclosures normally required or included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The financial information contained herein is unaudited; however, management believes all adjustments have been made that are considered necessary to present fairly the results of the Company’s financial position and operating results for the interim periods. All such adjustments are of a normal recurring nature.

The results for the period of six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any other interim period or for any future period.

Use of estimates in the preparation of financial statements
B.	Use of estimates in the preparation of financial statements

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these interim financial statements, the most significant estimates and assumptions include (i) revenue recognition; and (ii) recoverability of the Company’s goodwill.

Principles of consolidation
C.	Principles of Consolidation
The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances have been eliminated upon consolidation.
Cash and cash equivalents
D.	Cash and cash equivalents

Cash is short-term highly liquid investments which include short-term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use and that are readily convertible to cash with maturities of three months or less as of the date acquired.

Short-term bank deposit
E.	Short-term bank deposit

A Short-term bank deposit represents a deposit with a banking institution for a period in excess of three months but less than one year following the date of deposit. The deposit is presented in accordance with the deposit terms.

Basic and diluted net loss per ordinary share
F.	Basic and diluted net loss per ordinary share

Basic net loss per Ordinary Share is computed by dividing the net loss for the period applicable to ordinary shareholders, by the weighted average number of Ordinary Shares outstanding during the period. Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the year using the treasury stock method with respect to shares with preferences over Ordinary Shares, options and certain warrants and using the if-converted method with respect to convertible advance investments and certain warrants accounted for as derivative liability. In computing diluted loss per share, the average share price for the period is used in determining the number of shares assumed to be purchased from the exercise of options or warrants.

During the six month periods ended June 30, 2026 and 2025, the total weighted average number of potential Ordinary Shares related share options and share warrants that were excluded from the calculation of the diluted loss per share was 1,711,163 and 1,604,792 , respectively.